Concentrations	12 Months Ended
Sep. 30, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS
17.	CONCENTRATIONS

Concentrations of Credit Risk

As of September 30, 2019 and 2020, cash, cash equivalents and restricted cash balances in the PRC are $3,633,645 and $340,530, respectively, which were primarily deposited in financial institutions located in Mainland China, and each bank account is insured by the government authority with the maximum limit of RMB500,000 (equivalent to $70,692). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of Customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2019 and 2020.

	As of September 30, 2019		As of September 30, 2020
Customer	Amount	% of Total	Amount	% of Total
A	$-	-	$2,390,789	36%
B	-	-	644,120	10%
C	44,961	39%	-	-
D	22,622	20%	-	-
E	15,396	13%	-	-
Total	$82,979	72%	$3,034,909	46%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended September 30, 2018, 2019 and 2020.

	Year ended September 30, 2018		Year ended September 30, 2019		Year ended September 30, 2020
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
A	$-	-	$-	-	$4,065,411	24%
F	785,192	25%	1,158,818	22%	-	-
G	1,245,723	39%	867,411	17%	-	-
D	-	*	642,683	12%	-	-
H	-	*	578,489	11%	-	-
Total	$2,030,915	64%	$3,247,401	62%	$4,065,411	24%

*	represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchase for the years ended September 30, 2018, 2019 and 2020.

	Year ended September 30, 2018		Year ended September 30, 2019		Year ended September 30, 2020
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total
A	$-	-	$504,889	63%	$4,320,110	26%
B	-	-	-	-	2,141,144	13%
C	-	-	110,940	14%	-	-
D	533,366	66%	-	-	-	-
Total	$533,366	66%	$615,829	77%	$6,461,254	39%